Non-financial assets and liabilities (Details 3) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-financial Assets And Liabilities
Cost of interest	$ 9,888,962	$ 671,328	$ 388,292
Cost of service for the current year	966,025	5,913,273	1,930,636
Past service cost	(551,161)	442,123
Expense recognized during the year	10,303,826	7,026,724	2,748,538
Defined benefit obligation at beginning of year	10,084,365	6,238,358	6,227,345
Incorporation from business combination		4,044,221
Cost of interest	9,888,962	1,970,676	1,381,593
Cost of service for the current year	966,025	3,064,289	277,871
Past service cost	(551,161)	442,123	429,611
Actuarial (Gains) losses	(1,615,981)	2,515,904	1,592,649
Benefits paid	(388,677)	(947,703)	(640,260)
Decrease due to gain on net monetary position	(7,223,821)	(7,243,503)	(3,030,451)
Defined benefit obligation at ending of year	$ 11,159,712	$ 10,084,365	$ 6,238,358